Fair Value Measurements (Details) - Schedule of fair value of the derivative warrant liabilities	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities
Issuance of Public and Private Warrants	14,995,760
Transfer to Level 1	(10,455,080)
Change in fair value of derivative warrant liabilities	10,862,170
Ending Balance, Derivative warrant liabilities	15,402,850
Public [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities
Issuance of Public and Private Warrants	5,948,230
Transfer to Level 1	(10,455,080)
Change in fair value of derivative warrant liabilities	4,506,850
Ending Balance, Derivative warrant liabilities
Private [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening Balance, Derivative warrant liabilities
Issuance of Public and Private Warrants	9,047,530
Transfer to Level 1
Change in fair value of derivative warrant liabilities	6,355,320
Ending Balance, Derivative warrant liabilities	$ 15,402,850